Trade Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current and noncurrent trade and other payables

	December 31, 2020	December 31, 2021
Noncurrent:
Advances and deposits	$206,766	$11,116
Payable for Intangible Assets	109,451	44,667
Contract liabilities(1)	30,258	1,368,328
Deferred tax liabilities	8,422	2,304
Other(2)	57,769	18,909
	$412,666	$1,445,324
Current:
Trade payables	$414,547	$551,138
Accrued expenses	470,800	602,495
Contract liabilities(1)	104,466	532,985
Advances and deposits(3)	68,026	309,129
Payable for PPE and Intangible Assets	235,789	472,144
Other(2)	48,860	117,859
	$1,342,488	$2,585,750
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as non-recurring engineering services. In 2021, the Company entered into multiple long-term supply agreements with customers. Many of these contracts include customer advanced payments and capacity reservation fees in order to secure future supply.
(2)Other includes other financial liabilities. See Note 18 for further details on other financial liabilities.
(3)Advances and deposits include advances from customers of $117,882 (2020: $34,713) collected for purchase orders.

Explanation of significant changes in contract assets and contract liabilities

	December 31, 2020	December 31, 2021
Beginning contract liabilities balance	$144,562	$134,724
Cash receipts in advance of satisfaction of performance obligations	123,573	1,894,049
Released to the consolidated statements of operations and comprehensive loss(1)	(133,411)	(127,460)
Ending contract liabilities balance	$134,724	$1,901,313
Noncurrent	$30,258	$1,368,328
Current	104,466	532,985
	$134,724	$1,901,313
(1)Of revenue released to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2021, $73,435 and $48,363, respectively were included in the beginning balance of the contract liabilities.